REVENUES (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Initial Franchise Fees [Member]
Revenues	¥ 25,333	$ 3,883	¥ 20,569	¥ 19,904
Recurring Franchise Fees [Member]
Revenues	¥ 56,751	$ 8,697	¥ 135,940	¥ 105,437